Segment Information - Summary of Segment Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Revenue
Total external revenue (Note 6.1)		¥ 18,046,349	$ 2,540,451	¥ 16,030,636	¥ 21,265,930
Results
Interest income		154,129	21,697	131,879	132,083
Interest expense		(95,587)	(13,456)	(90,909)	(111,792)
Gain on disposal of subsidiary		113,042	15,913	0	0
Impairment of property, plant and equipment		(44,667)	(6,288)	(17,278)	(7,227)
Warranties		(414,021)	(58,283)	(317,076)	(292,157)
Depreciation and amortization		(665,065)	(93,624)	(624,692)	(573,596)
Share of results of associates and joint venture		62,078	8,739	(29,093)	(95,895)
Income tax expense		(148,496)	(20,904)	(59,065)	(43,816)
Segment profit after tax		422,856	59,527	335,661	407,894
Total assets		25,757,618		24,137,556	24,905,309	$ 3,625,995
Total liabilities		(13,581,993)		(12,302,492)	(13,289,965)	(1,911,987)
Other
Investment in joint ventures		237,229		154,703	151,095	$ 33,396
Capital expenditure		178,876	$ 25,181	353,348	478,891
Operating segments [member] | Yuchai segment [member]
Revenue
Total external revenue (Note 6.1)		18,015,280		15,997,766	21,254,134
Results
Interest income		108,792		116,668	129,520
Interest expense		(95,483)		(90,846)	(111,747)
Gain on disposal of subsidiary		113,042
Impairment of property, plant and equipment		(44,667)		(17,278)	(7,227)
Warranties		(414,021)		(317,076)	(292,157)
Depreciation and amortization		(659,426)		(619,000)	(567,465)
Share of results of associates and joint venture		62,041		(29,554)	(96,658)
Income tax expense		(131,021)		(47,555)	(29,043)
Segment profit after tax		431,697		354,865	443,499
Total assets		24,579,069		23,020,241	23,897,506
Total liabilities		(13,486,829)		(12,220,938)	(13,206,953)
Other
Investment in joint ventures		235,558		150,219	147,106
Capital expenditure		176,782		352,737	474,562
Operating segments [member] | HL Global Enterprises Limited segment [member]
Revenue
Total external revenue (Note 6.1)		31,069		32,870	11,796
Results
Interest income		9,545		2,902	1,363
Interest expense		(42)		(49)	(19)
Depreciation and amortization		(4,934)		(4,770)	(5,221)
Share of results of associates and joint venture		37		461	763
Income tax expense		(535)		(39)	(245)
Segment profit after tax		9,534		5,152	(6,728)
Total assets		423,968		405,871	368,415
Total liabilities		(11,307)		(12,062)	(10,322)
Other
Investment in joint ventures		1,671		4,484	3,989
Capital expenditure		2,059		564	4,310
Operating segments [member] | Corporate segment [member]
Results
Interest income		35,792		12,309	1,200
Interest expense		(62)		(14)	(26)
Depreciation and amortization		(705)		(922)	(910)
Income tax expense		(14,048)		(9)
Segment profit after tax		(11,420)		(18,245)	(20,321)
Total assets		2,258,575		2,215,652	2,146,060
Total liabilities		(22,070)		(14,256)	(13,550)
Other
Capital expenditure		35		47	19
Elimination of intersegment amounts [member]
Results
Income tax expense	[1]	(2,892)		(11,462)	(14,528)
Segment profit after tax	[1]	(6,955)		(6,111)	(8,556)
Total assets		(1,503,994)		(1,504,208)	(1,506,672)
Total liabilities	[2]	¥ 61,787		¥ 55,236	¥ 59,140

[1]	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
[2]	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.